Investments in Subsidiaries and Investee Companies (Condensed Data with Respect to Equity-Accounted Investees) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 2,725	$ 2,571
Non-current assets	5,989	5,981
Total assets	8,714	8,552
Current liabilities	2,328	2,023
Non-current liabilities	3,456	3,870
Total liabilities	5,784	5,893
Revenue	5,418	5,363	$ 5,405
Expenses	3,746	3,703	3,602
Net income	1,672	1,660	$ 1,803
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	197	227
Current liabilities	241	268
Non-current liabilities	215	197
Revenue	363	377
Equity accounted investees [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	54	260
Non-current assets	39	568
Total assets	93	828
Current liabilities	25	131
Non-current liabilities	26	406
Total liabilities	51	537
Revenue	207	315
Expenses	197	279
Net income	$ 10	$ 36